Overview and Summary of Significant Accounting Policies (Policy)	3 Months Ended
Mar. 31, 2012
Overview and Summary of Significant Accounting Policies [Abstract]
Description of Business

Description of Business

DPL is a diversified regional energy company organized in 1985 under the laws of Ohio. DPL's two reportable segments are the Utility segment, comprised of its DP&L subsidiary, and the Competitive Retail segment, comprised of its DPLER operations, which include the operations of DPLER's wholly owned subsidiary MC Squared. Refer to Note 14 for more information relating to these reportable segments.

On November 28, 2011, DPL was acquired by AES in the Merger and DPL became a wholly owned subsidiary of AES. See Note 2.

DP&L is a public utility incorporated in 1911 under the laws of Ohio. DP&L is engaged in the generation, transmission, distribution and sale of electricity to residential, commercial, industrial and governmental customers in a 6,000 square mile area of West Central Ohio. Electricity for DP&L's 24 county service area is primarily generated at eight coal-fired power plants and is distributed to more than 500,000 retail customers. Principal industries served include automotive, food processing, paper, plastic manufacturing and defense.

DP&L's sales reflect the general economic conditions and seasonal weather patterns of the area. DP&L sells any excess energy and capacity into the wholesale market.

DPLER sells competitive retail electric service, under contract, to residential, commercial and industrial customers. DPLER's operations include those of its wholly owned subsidiary, MC Squared, which was acquired on February 28, 2011. DPLER has approximately 70,000 customers currently located throughout Ohio and Illinois. DPLER does not own any transmission or generation assets, and all of DPLER's electric energy was purchased from DP&L or PJM to meet its sales obligations. DPLER's sales reflect the general economic conditions and seasonal weather patterns of the areas it serves.

DPL's other significant subsidiaries include DPLE, which owns and operates peaking generating facilities from which it makes wholesale sales of electricity and MVIC, our captive insurance company that provides insurance services to us and our subsidiaries. All of DPL's subsidiaries are wholly owned.

DPL also has a wholly owned business trust, DPL Capital Trust II, formed for the purpose of issuing trust capital securities to investors.

DP&L's electric transmission and distribution businesses are subject to rate regulation by federal and state regulators while its generation business is deemed competitive under Ohio law. Accordingly, DP&L applies the accounting standards for regulated operations to its electric transmission and distribution businesses and records regulatory assets when incurred costs are expected to be recovered in future customer rates, and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs.

DPL and its subsidiaries employed 1,493 people as of June 30, 2012, of which 1,446 employees were employed by DP&L. Approximately 53% of all employees are under a collective bargaining agreement which expires on October 31, 2014.

Property, Plant and Equipment

Property, Plant and Equipment

We record our ownership share of our undivided interest in jointly-held plants as an asset in property, plant and equipment. Property, plant and equipment are stated at cost. For regulated transmission and distribution property, cost includes direct labor and material, allocable overhead expenses and an allowance for funds used during construction (AFUDC). AFUDC represents the cost of borrowed funds and equity used to finance regulated construction projects. For non-regulated property, cost also includes capitalized interest. Capitalization of AFUDC and interest ceases at either project completion or at the date specified by regulators. AFUDC and capitalized interest was $1.2 million and $1.1 million during the three months and $2.6 million and $2.2 million during the six months ended June 30, 2012 and 2011, respectively.

For unregulated generation property, cost includes direct labor and material, allocable overhead expenses and interest capitalized during construction using the provisions of GAAP relating to the accounting for capitalized interest.

For substantially all depreciable property, when a unit of property is retired, the original cost of that property less any salvage value is charged to Accumulated depreciation and amortization.

Property is evaluated for impairment when events or changes in circumstances indicate that its carrying amount may not be recoverable.